Note 9 - Commitments and Contingencies: ScheduleOfCommitmentsAndContingenciesSalary (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Salaries, Wages and Officers' Compensation	$ 75,000
Accrued Salaries	22,834
Accrued Vacation	$ 14,424